Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 195,339	$ 841,226
Prepaid expenses	179,386	424,695
Total current assets	374,725	1,265,921
Non-current prepaid expenses		175,216
Marketable securities held in Trust Account	174,948,027	172,506,512
Total Assets	175,322,752	173,947,649
Current liabilities
Accrued expenses	585,750	478,611
Income taxes payable	524,777
Total current liabilities	1,110,527	478,611
Warrant liabilities	1,030,500	6,083,516
Deferred underwriting fee payable	6,037,500	6,037,500
Total liabilities	8,178,527	12,599,627
Commitments (Note 6)
Class A common stock subject to possible redemption, $0.0001 par value; 17,250,000 shares at redemption value of $10.03 and $10.00 per share as of December 31, 2022 and 2021, respectively	173,034,002	172,500,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding as of December31, 2022 and 2021
Class A common stock; $0.0001 par value; 80,000,000 shares authorized (excluding 17,250,000 shares subject to possible redemption) as of December31, 2022 and 2021
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of December31, 2022 and2021	431	431
Accumulated deficit	(5,890,208)	(11,152,409)
Total Stockholders’ Deficit	(5,889,777)	(11,151,978)
TOTAL LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	$ 175,322,752	$ 173,947,649